Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.1%
	COMMUNICATION SERVICES — 6.1%
1,468	Alphabet, Inc. - Class A*	$2,968,164
1,488	Alphabet, Inc. - Class C*	3,030,847
26,395	IAC/InterActiveCorp*	6,462,288
6,573	Netflix, Inc.*	3,541,861
		16,003,160
	CONSUMER DISCRETIONARY — 12.7%
2,829	Amazon.com, Inc.*	8,749,899
35,861	Five Below, Inc.*	6,674,449
91,834	Gentex Corp.	3,249,087
75,052	Grand Canyon Education, Inc.*	7,857,194
59,169	Starbucks Corp.	6,392,027
		32,922,656
	HEALTH CARE — 18.7%
21,785	Amedisys, Inc.*	5,525,547
9,515	Chemed Corp.	4,236,173
27,712	Danaher Corp.	6,087,495
11,453	IDEXX Laboratories, Inc.*	5,957,507
22,655	Neogen Corp.*	1,855,898
54,166	Roche Holding A.G. - ADR[1]	2,226,223
14,280	Teladoc Health, Inc.*	3,157,165
13,881	UnitedHealth Group, Inc.	4,611,546
28,505	Veeva Systems, Inc. - Class A*	7,984,535
24,687	West Pharmaceutical Services, Inc.	6,928,407
		48,570,496
	INDUSTRIALS — 20.4%
31,267	A.O. Smith Corp.	1,856,322
11,771	CoStar Group, Inc.*	9,696,479
132,854	Fastenal Co.	6,160,440
134,415	Healthcare Services Group, Inc.	3,824,107
53,070	HEICO Corp.	6,675,144
60,279	IHS Markit Ltd.[1]	5,434,755
18,050	Proto Labs, Inc.*	2,629,524
111,460	Ritchie Bros Auctioneers, Inc.[1]	6,054,507
165,651	Rollins, Inc.	5,494,644
32,690	Verisk Analytics, Inc. - Class A	5,356,256
		53,182,178
	INFORMATION TECHNOLOGY — 34.9%
40,930	2U, Inc.*	1,622,056
38,764	Analog Devices, Inc.	6,040,206
17,101	ANSYS, Inc.*	5,831,270
52,473	Blackline, Inc.*	6,507,701

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
41,715	Globant S.A.*,1	$8,957,045
24,734	Guidewire Software, Inc.*	2,745,227
21,565	Jack Henry & Associates, Inc.	3,201,109
54,705	Microsoft Corp.	12,712,348
73,817	National Instruments Corp.	3,277,475
9,025	NVIDIA Corp.	4,950,934
20,478	Paycom Software, Inc.*	7,663,687
84,283	Pluralsight, Inc. - Class A*	1,735,387
31,970	salesforce.com, Inc.*	6,921,505
9,769	ServiceNow, Inc.*	5,211,371
20,870	Tyler Technologies, Inc.*	9,671,575
18,271	Visa, Inc. - Class A	3,880,578
		90,929,474
	MATERIALS — 3.3%
28,309	Ecolab, Inc.	5,926,772
10,887	Linde PLC[1]	2,659,368
		8,586,140
	TOTAL COMMON STOCKS
	(Cost $146,489,754)	250,194,104
	SHORT-TERM INVESTMENTS — 3.9%
9,972,371	Fidelity Institutional Treasury Fund, 0.01%[2]	9,972,371
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,972,371)	9,972,371
	TOTAL INVESTMENTS — 100.0%
	(Cost $156,462,125)	260,166,475
	Other Assets Less Liabilities — 0.0%	102,678
	NET ASSETS — 100.0%	$260,269,153

ADR	American Depository Receipt
PLC	Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.